Note 11 - Capital Leased Assets and Capital Lease Obligations - Schedule of Prepaid Lease Rentals (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Prepaid lease rentals	$ 51,670	$ 60,422
Less: Amortization of prepaid lease rentals	(4,339)	(8,752)
Prepaid lease rentals	47,331	51,670
Less: current portion	(8,752)	(8,752)
Non-current portion	$ 38,579	$ 42,918